Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax reconciliation
Statutory tax rate (as a percent)	30.14%	30.14%	30.21%
Expected corporate income tax expense	€ 367,491	€ 473,759	€ 584,983
Tax free income	(53,282)	(41,566)	(51,231)
Income from equity method investees	(24,909)	(26,722)	(28,510)
Tax rate differentials	(39,064)	(40,604)	(71,755)
Non-deductible expenses	77,465	50,682	106,437
Taxes for prior years	(848)	(38,502)	(2,748)
Noncontrolling partnership interests	(54,636)	(65,489)	(70,300)
Tax rate changes	(359)	3,543	4,221
Change in realizability of deferred tax assets and tax credits	33,683	20,736	12,627
Withholding taxes	9,160	5,912	4,858
Other	10,253	11,084	11,976
Total tax expense (income)	€ 324,954	€ 352,833	€ 500,558
Effective tax rate (as a percent)	26.70%	22.40%	25.90%
Latin America Segment
Tax reconciliation
Non-deductible expenses			€ 58,749